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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2011

Date of Reporting Period:	December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—97.9%
	Alabama—1.3%
$5,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$4,329,950
500	Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)	Aa3/AA+	523,465
1,500	Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27	Ba1/NR	1,378,920
1,000	State Docks Department Rev., 6.00%, 10/1/40	NR/BBB+	959,790

			7,192,125

	Alaska—1.2%
	Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,809,364
1,000	5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	993,590
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,856,900

			6,659,854

	Arizona—5.1%
	Health Facs. Auth. Rev.,
	Banner Health,
1,250	5.00%, 1/1/35, Ser. A	NR/A+	1,161,000
900	5.50%, 1/1/38, Ser. D	NR/A+	893,736
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,670,445
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Palo Verde Project, 5.05%, 5/1/29, Ser. A (AMBAC)	Baa2/BBB-	1,389,900
	Pima Cnty. Industrial Dev. Auth. Rev.,
13,000	5.00%, 9/1/39 (e)	Aa2/AA	11,679,200
750	Tuscon Electric Power Co., 5.25%, 10/1/40, Ser. A	Baa3/BBB-	653,708
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (e)	Aa1/AA	4,955,300
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	4,784,640

			27,187,929

	California—6.1%
2,500	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,546,525
1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39	Baa3/NR	1,268,062
	State, GO,
250	5.00%, 11/1/37	A1/A-	224,813
5,300	5.00%, 12/1/37	A1/A-	4,765,495
6,000	6.00%, 4/1/38	A1/A-	6,120,360
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB-	951,350
2,485	California Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(b)	NR/NR	2,172,710
	Methodist Hospital Project, (FHA),
2,900	6.625%, 8/1/29	Aa2/NR	3,176,457
10,300	6.75%, 2/1/38	Aa2/NR	11,265,728

			32,491,500

	Colorado—2.4%
9,955	Colorado Springs Utilities Rev., 5.00%, 11/15/30, Ser. B (e)	Aa2/AA	9,941,959
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	350,875

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Colorado (continued)
$500	Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	A3/A-	$503,695
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, Inc. Project, 5.875%, 6/1/37 (a)(b)	NR/BB	973,995
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	524,520
500	Regional Transportation Dist. Rev., Denver Transportation Partners, 6.00%, 1/15/34	Baa3/NR	495,065

			12,790,109

	Connecticut—0.2%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	NR/NR	1,283,125

	Delaware—0.3%
1,500	State Economic Dev. Auth. Rev., Delmarva Power & Light Co., 5.40%, 2/1/31	Baa2/BBB+	1,469,355

	District of Columbia—2.0%
10,000	Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (e)	Aa2/AA	10,440,700

	Florida—4.9%
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	A3/A-	3,064,314
500	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	502,900
4,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (e)	Aa2/AA	4,594,275
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	A3/NR	2,241,775
1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	974,390
3,895	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/45	NR/NR	3,000,202
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (e)	Aa1/AAA	4,168,836
6,900	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	7,646,787

			26,193,479

	Georgia—0.3%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	NR/NR	1,072,627
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	306,764

			1,379,391

	Hawaii—0.3%
1,500	Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A	A3/BBB+	1,371,810

	Idaho—1.2%
	State Building Auth. Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	WR/AA-	1,001,750
5,750	5.00%, 9/1/43	WR/AA-	5,578,592

			6,580,342

	Illinois—8.5%
	Chicago, GO,
720	5.00%, 1/1/31, Ser. A (NPFGC)	Aa3/A+	723,305
5,000	5.00%, 1/1/34, Ser. C (e)	Aa3/A+	4,460,700

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Illinois (continued)
$500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC-NPFGC)	Aa2/AA-	$149,805
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aa3/AA+	6,659,380
	Finance Auth. Rev.,
1,175	Elmhurst Memorial Healthcare, 5.50%, 1/1/22	Baa1/NR	1,141,994
	Leafs Hockey Club Project, Ser. A (f),
1,000	5.875%, 3/1/27	NR/NR	252,260
625	6.00%, 3/1/37	NR/NR	156,062
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	419,036
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	A1/A-	11,982,518
1,000	Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A	NR/BBB+	962,150
	Univ. of Chicago,
3,000	5.00%, 7/1/33, Ser. A	Aa1/AA	2,952,210
165	5.25%, 7/1/41, Ser. 05-A	Aa1/AA	165,069
10,000	5.50%, 7/1/37, Ser. B (e)	Aa1/AA	10,271,400
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	Aa3/AA-	5,034,550

			45,330,439

	Indiana—0.8%
500	Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	A2/NR	479,730
2,000	Finance Auth. Rev., U.S. Steel Corp., 6.00%, 12/1/26	Ba2/BB	1,918,820
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	NR/A	921,060
775	5.00%, 1/15/27	NR/A	686,402

			4,006,012

	Iowa—1.7%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	NR/NR	85,355
575	5.50%, 11/15/37	NR/NR	370,950
11,010	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	8,768,584

			9,224,889

	Kentucky—1.2%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,048,020
1,300	5.625%, 8/15/27	Aa3/NR	1,348,841
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	965,360
2,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	1,990,640
1,250	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp., 6.00%, 7/15/31, Ser. A	Baa1/BBB-	1,220,312

			6,573,173

	Louisiana—1.0%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	Ba2/BBB-	388,924
	Woman’s Hospital Foundation, Ser. A,
1,500	5.875%, 10/1/40	A3/BBB+	1,395,675
1,000	6.00%, 10/1/44	A3/BBB+	938,310

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Louisiana (continued)
$1,700	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 5.50%, 5/15/47, Ser. B	Baa1/NR	$1,449,369
1,345	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,286,856

			5,459,134

	Maryland—0.6%
1,000	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	943,710
	Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health System, 5.50%, 7/1/36	A3/NR	1,500,930
700	Charlestown Community, 6.25%, 1/1/41	NR/NR	686,980

			3,131,620

	Massachusetts—1.4%
	Dev. Finance Agcy. Rev.,
300	Adventcare Project, 7.625%, 10/15/37	NR/NR	293,424
750	Linden Ponds, Inc. Fac., 5.75%, 11/15/35, Ser. A	NR/NR	521,647
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA-	4,769,967
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA-	1,661,520

			7,246,558

	Michigan—14.8%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	374,170
1,500	Detroit, GO, 5.25%, 11/1/35	Aa3/AA	1,352,415
9,320	Detroit Sewer Rev., 5.00%, 7/1/32, Ser. A (AGM)	Aa3/AA+	8,447,368
	Detroit Water Rev., (NPFGC),
30,000	5.00%, 7/1/34, Ser. A	A1/A+	27,553,800
7,555	5.00%, 7/1/34, Ser. B	A2/A	6,679,073
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	A1/A	1,721,415
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23, Ser. A	Ba3/BB-	168,324
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,205,718
575	6.00%, 4/1/22	A2/A	582,855
20,000	Trinity Health Credit, 5.375%, 12/1/30, Ser. C	Aa2/AA	19,698,600
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BB	6,812,300

			78,596,038

	Minnesota—0.0%
125	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	NR/BBB-	112,341

	Mississippi—0.8%
	Business Finance Corp. Rev., System Energy Res., Inc. Project,
3,000	5.875%, 4/1/22	Ba1/BBB	2,945,340
1,250	5.90%, 5/1/22	Ba1/BBB	1,229,650

			4,174,990

	Missouri—0.1%
250	Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	NR/NR	218,125
500	Manchester, Tax Allocation, Highway141/Manchester Road Project, 6.875%, 11/1/39	NR/NR	486,210

			704,335

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Nevada—0.7%
$4,000	Clark Cnty., GO, 4.75%, 6/1/30 (AGM)	Aa1/AA+	$3,701,840

	New Hampshire—0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	Baa1/BBB+	1,969,220

	New Jersey—4.5%
1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	Baa3/BBB	840,920
300	Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14	Ba1/NR	299,970
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28	Ba2/NR	4,636,845
	Health Care Facs. Financing Auth. Rev.,
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa3/BBB-	943,050
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,019,072
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,011,640
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,600	4.75%, 6/1/34	Baa3/BB+	972,416
22,645	5.00%, 6/1/41	Baa3/BB-	13,499,817

			24,223,730

	New Mexico—0.2%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	975,410

	New York—4.3%
1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	A1/A	1,681,062
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,058,391
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)	Aa3/AA+	11,511,302
	New York City Municipal Water Finance Auth. Water & Sewer Rev. (e),
4,900	5.00%, 6/15/37, Ser. D	Aa1/AAA	4,850,216
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD	Aa2/AA+	3,865,160

			22,966,131

	North Carolina—0.5%
1,700	Capital Facs. Finance Agcy. Rev., Duke Energy, 4.625%, 11/1/40, Ser. A	A1/A	1,526,532
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	WR/A	1,327,290

			2,853,822

	Ohio—4.0%
15,375	Air Quality Dev. Auth. Pollution Control Rev., Dayton Power, 4.80%, 1/1/34, Ser. B (FGIC)	Aa3/A	13,524,465
500	Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A	A1/AA-	466,805

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Ohio (continued)
$5,650	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BB-	$3,725,554
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	519,190
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	2,503,275
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	512,495
250	State Rev., Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	248,952

			21,500,736

	Oregon—0.2%
1,000	Medford Hospital Facs. Auth. Rev., Asante Health Systems, 5.00%, 8/15/40, Ser. A (AGM)	Aa3/AA+	916,370

	Pennsylvania—2.8%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,000	Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	Aa3/A+	1,009,780
1,000	West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	B1/BB-	669,060
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	666,247
670	6.00%, 7/1/35	NR/BBB-	590,612
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	A2/A	1,004,510
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,071,588
100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	96,083
6,200	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	6,200,930
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	486,435
3,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A3/A-	2,869,560

			14,664,805

	Puerto Rico—1.1%
	Sales Tax Financing Corp. Rev.,
2,400	5.00%, 8/1/40, Ser. A (AGM) (e)	Aa3/AA+	2,275,848
3,000	5.375%, 8/1/38, Ser. C	A1/A+	2,837,280
1,000	5.50%, 8/1/42, Ser. A	A1/A+	973,670

			6,086,798

	South Carolina—1.3%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A2/A+	944,800
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B	A3/A-	5,208,184
800	State Ports Auth. Rev., 5.25%, 7/1/40	A1/A+	752,128

			6,905,112

	Tennessee—0.7%
1,250	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	NR/NR	1,265,113
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38	Baa1/BBB+	946,090

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Tennessee (continued)
	Tennessee Energy Acquisition Corp. Rev., Ser. A,
$1,200	5.25%, 9/1/21	Ba3/BB+	$1,186,428
365	5.25%, 9/1/22	Ba3/BB+	359,043

			3,756,674

	Texas—10.3%
6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD)	Aaa/AAA	6,674,277
1,300	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AA+	1,239,862
10,115	Denton Independent School Dist., GO, 5.00%, 8/15/33 (PSF-GTD) (e)	Aaa/AAA	10,223,635
465	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	465,195
	Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	A2/A	139,244
8,100	6.25%, 12/15/26, Ser. D	A2/A	8,475,516
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	A1/A+	5,321,800
5,500	5.50%, 12/15/38	A1/A+	5,407,325
	North Texas Tollway Auth. Rev.,
10,800	5.625%, 1/1/33, Ser. A	A2/A-	10,372,536
700	5.75%, 1/1/33, Ser. F	A3/BBB+	660,856
2,000	6.25%, 1/1/39, Ser. A	A2/A-	2,031,340
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Ca/NR	539,780
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,216,900

			54,768,266

	Virginia—0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,033,070
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	NR/NR	582,730

			1,615,800

	Washington—8.0%
6,375	Chelan Cnty. Public Utility Dist. No. 1 Rev., Chelan Hyrdo Systems, 5.125%, 7/1/33, Ser. C (AMBAC)	Aa2/AA	6,403,496
	Health Care Facs. Auth. Rev.,
500	Kadlec Regional Medical Center, 5.50%, 12/1/39	Baa2/NR	431,680
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,078,190
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (AGM) (e)	Aa2/AA+	15,007,050
19,260	Tobacco Settlement Auth. Rev., 6.50%, 6/1/26	Baa3/BBB	19,471,282

			42,391,698

	Wisconsin—2.4%
	Health & Educational Facs. Auth. Rev.,
1,000	Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A	A3/NR	957,000
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,048,090
10,000	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA-	10,694,200

			12,699,290

	Total Municipal Bonds & Notes (cost—$535,943,293)		521,594,950

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

VARIABLE RATE NOTES (a)(b)(c)(d)—2.1%
	California—0.3%
$1,675	Los Angeles Community College Dist., GO, 11.33%, 8/1/33, Ser. 3096	NR/AA	$1,496,914

	Florida—0.5%
3,335	Greater Orlando Aviation Auth. Rev., 11.30%, 10/1/39, Ser. 3174	NR/NR	2,851,592

	Texas—1.3%
6,500	JPMorgan Chase Putters/Drivers Trust, GO, 7.764%, 2/1/17, Ser. 3480	NR/AA+	6,651,645

	Total Variable Rate Notes (cost—$11,406,541)		11,000,151

	Total Investments (cost—$547,349,834)(g)—100.0%		$532,595,101

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term secuirities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $14,146,856, representing 2.7% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on December 31, 2010.

(d)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2010.

(e)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	In default.

(g)	At December 31, 2010, the cost basis of investments for federal income tax purposes was $486,943,207. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $16,946,737; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $31,187,915; and net unrealized depreciation for federal income tax purposes was $14,241,178. The difference between book and tax cost was attributable to inverse floater transactions.
Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
PSF—Public School Fund
WR—Withdrawn Rating
XLCA—insured by XL Capital Assurance

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the three months ended December 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.
Municipal Bonds and Variable Rate Notes — Municipal bonds and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at December 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	12/31/10

Investments in Securities — Assets
Municipal Bonds & Notes	—	$521,594,950	—	$521,594,950
Variable Rate Notes	—	11,000,151	—	11,000,151

Total Investments	—	$532,595,101	—	$532,595,101

There were no significant transfers between Levels 1 and 2 during the three months ended December 31, 2010.
A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2010, was as follows:

						Net Change
	Beginning	Net	Accrued			in Unrealized
	Balance	Purchases(Sales)	Discounts	Net Realized		Appreciation/	Transfers into	Transfers out	Ending Balance
	9/30/10	and Settlements	(Premiums)	Gain(Loss)		Depreciation	Level 3	of Level 3	12/31/10

Investments in Securities — Assets
Municipal Bonds & Notes: New Jersey	$16,045	—	—	$(1,036,209	)(a)	$1,020,164 (a)	—	—	—

Total Investments	$16,045	—	—	$(1,036,209	)(a)	$1,020,164 (a)	—	—	—

(a) Security was deemed worthless and removed from the Fund’s Schedule of Investments.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: February 23, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: February 23, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: February 23, 2011